| E.I.I. INTERNATIONAL PROPERTY FUND

E.I.I. International Property Fund — Summary Section

Investment Objective

The International Fund’s investment objective is to provide current income and long-term capital gains.

Fund Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the International Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses	E.I.I. INTERNATIONAL PROPERTY FUND INSTITUTIONAL CLASS SHARE
Investment Advisory Fees	0.75%
Administration Fees	0.15%
Rule 12b-1 Distribution Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.18%
(Fee Waiver) Recoupment	(0.18%)	[1]
Total Annual Fund Operating Expenses After (Fee Waiver) Recoupment	1.00%
[1]	The Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the International Fund (excluding certain investment related and extraordinary expenses and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 1.00% of the average daily net assets of the Institutional Class shares of the International Fund. This expense limitation may not be amended or withdrawn by the Adviser until one year from the date of this Prospectus and upon notice to shareholders. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment or recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the International Fund or as stated in the year in which the fee was waived, as applicable.

Example

This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $100,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
| E.I.I. INTERNATIONAL PROPERTY FUND | INSTITUTIONAL CLASS SHARE | USD ($)	1,020	3,569	6,317	14,158

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the International Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the International Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for One Year or the first year of the other periods in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Strategies

The International Fund seeks to achieve its investment objective by investing primarily in international property companies whose business is to own, operate, develop and manage international real estate. Under normal market circumstances, the International Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The International Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

International property companies may include hotel and gaming companies, retailers, theatre companies, supermarket chains, developers and mortgage companies.

The securities in which the International Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and, to the extent associated with principal investments, rights and warrants.

EII’s investment process employs a combination of a “top-down,” macro level analysis, together with rigorous “bottom-up,” fundamental securities and real estate research and analysis on individual companies by its analyst team. The investment process results from the Adviser’s experience in the real estate markets and financial markets globally and involves a highly disciplined, value-oriented approach. The Adviser will focus principally on those countries that have established property markets and that have the appropriate level of country risk and growth prospects. Once a country has been identified as worthy of further consideration, the Adviser reviews local economic factors to determine the stage of the property cycle and which companies are well positioned to benefit from future trends. After isolating those companies that are most likely to provide investment opportunities, the Adviser will use company models to further refine the analysis.

By investing in the major international property markets outside the U.S. (including those in emerging market countries), the International Fund seeks to benefit from the cyclical nature of the real estate industry, the expanding role of securitization in the global property markets, and broad exposure to investing in different markets worldwide. In the opinion of the Adviser, property securities provide a higher level of local market exposure and income returns than other types of equity securities. Property company returns do not tend to be highly correlated with either local or foreign broad-based securities markets.

The Adviser also will seek to maximize risk-adjusted returns and will evaluate the relative risks of each investment in the context of overall portfolio risk. This is especially important given the international orientation of the International Fund. The Adviser will closely monitor the International Fund’s exposure to markets and countries with the highest levels of risk (as measured by standard deviation of returns).

In order to attempt to meet the International Fund’s investment objective, the Adviser will seek to invest in securities that will provide sufficient current income and liquidity. Since the International Fund will have an overall value orientation, portfolio turnover is anticipated to be modest, thereby minimizing the International Fund’s expenses. The Adviser will monitor the International Fund’s exposure to a wide variety of property markets to ensure that portfolio risk levels are within the Adviser’s internal guidelines.

Principal Investment Risks

Risks associated with investing in the securities of companies in the real estate industry include the following: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, and the appeal of properties to tenants and increases in interest rates.

As with any mutual fund, there is no guarantee that the International Fund will earn income or show a positive total return over time. The International Fund’s price, yield and total return will fluctuate. You may lose money if the International Fund’s investments do not perform well.

Investment Risk .  An investment in the International Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk .  Your investment in International Fund shares represents an indirect investment in the securities owned by the International Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your International Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of International Fund dividends and distributions.

Convertible Securities Risk .  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Securities Risk .  The International Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the International Fund on its investment in such company.

Foreign (Non-U.S.) Securities Risk .  Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk .  The International Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Depositary Receipts Risk .  American Depositary Receipts (“ ADRs ”), European Depositary Receipts (“ EDRs ”) and Global Depositary Receipts (“ GDRs ”) are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. ADRs, EDRs and GDRs may be subject to more risks than U.S. domestic investments. These additional risks may potentially include greater or less liquidity than the foreign company stocks underlying the depositary receipts, greater price volatility, risks related to adverse political, regulatory, market or economic developments and higher levels of taxation.

Emerging Markets Risk .  Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Interest Rate Risk .  Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The International Fund may face a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates.

Redemption Risk .  Redemptions may pose additional risks to the Funds in that the International Fund may need to sell assets to meet redemptions at inopportune times. The International Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Investor Profile

The International Fund may be appropriate for investors who:

•	seek to grow capital over the long term;

•	are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

•	can withstand volatility in the value of their shares of the Fund; and

•	wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the international real estate industry.

An investment in the International Fund may not be appropriate for all investors. The International Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Fund Performance

The bar chart and the table below show how the International Fund has performed in the past and provide an indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The International Fund’s past performance (before and after taxes) does not show how the International Fund will perform in the future.

E.I.I. International Property Fund Returns for Each Full Calendar Year Since the Fund’s Inception on July 1, 2004
[1]	The best calendar quarter return during the period shown above was 47.79% in the second quarter of 2009; the worst calendar quarter was -20.83% in the third quarter of 2011. The International Fund’s calendar year-to-date total return is -2.48% as of September 30, 2015.

Average Annual Total Returns (for the Periods Ended December 31, 2014)
Average Annual Total Returns - - E.I.I. INTERNATIONAL PROPERTY FUND		One Year	Five Years	Ten Years	Inception Date
INSTITUTIONAL CLASS SHARE		(4.66%)	6.38%	6.71%	Jul. 01, 2004
INSTITUTIONAL CLASS SHARE | After Taxes on Distributions		(11.06%)	4.08%	5.30%	Jul. 01, 2004
INSTITUTIONAL CLASS SHARE | After Taxes on Distributions and Sales		0.01%	4.43%	5.12%	Jul. 01, 2004
FTSE EPRA/NAREIT Developed ex US Index (reflects no deductions for fees, expenses or taxes)	[1]	3.22%	8.31%	5.93%	Jul. 01, 2004
[1]	The FTSE EPRA/NAREIT Developed ex US Index is a broad based index designed to measure the performance of companies engaged in real estate activities in Europe and Asia. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up the particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The International Fund’s shares, when redeemed, may be worth more or less than original cost. The International Fund’s performance takes into account all applicable fees and expenses. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of the International Fund’s shares at the end of the measurement period.